Long-Term Debt - Additional Information (Detail)					12 Months Ended
	Oct. 19, 2015 USD ($)	Jul. 01, 2014 USD ($)	Dec. 13, 2013 USD ($)	May 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Nov. 16, 2012 USD ($) offering
Debt Instrument [Line Items]
Loss on early extinguishment of debt					$ 10,085,000	$ 0	$ 0
Original issue discount and deferred finance costs					695,000
Unamortized debt issuance expense					39,363,000	40,244,000
Senior Notes
Debt Instrument [Line Items]
Principal amount										$ 1,300,000,000
Loss on early extinguishment of debt					$ 10,100,000
Senior Notes | 6.375% Senior Secured Notes Due 2019
Debt Instrument [Line Items]
Principal amount										$ 719,465,000
Debt instrument interest rate					6.375%					6.375%
Original issue discount and deferred finance costs					$ 585,000
Unamortized debt issuance expense					$ 11,693,000	20,182,000
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount		$ 100,000,000.0	$ 250,000,000	$ 200,000,000						$ 380,000,000
Debt instrument interest rate					8.75%					8.75%
Number of offerings | offering										2
Debt instrument, redemption price, percentage		102.00%	101.50%	101.75%
Original issue discount and deferred finance costs					$ 0
Unamortized debt issuance expense					$ 15,053,000	18,892,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Principal amount	$ 300,000,000.0
Debt instrument interest rate	8.875%				8.875%
Debt instrument, redemption price, percentage	98.00%
Principal amount outstanding threshold for accelerated maturity					$ 190,000,000.0
Original issue discount and deferred finance costs					110,000
Unamortized debt issuance expense					$ 903,000	$ 1,170,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Principal amount									$ 500,000,000.0
Debt instrument interest rate					7.875%				7.875%
Original issue discount and deferred finance costs					$ 0
Unamortized debt issuance expense					11,714,000
Senior Notes | 2019 Senior Notes And 2022 Private Placement Notes
Debt Instrument [Line Items]
Repurchased face amount									$ 235,000,000
Original issue discount and deferred finance costs					1,000,000
Senior Notes | 7.875 Senior Notes Due August 2022
Debt Instrument [Line Items]
Principal amount								$ 100,000,000.0
Debt instrument interest rate								104.00%
Senior Notes | 8.875 and 7.875% Senior Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs					9,000,000
Unamortized debt issuance expense					$ 15,700,000